Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of income tax provision

	Year Ended December 31,	Year Ended December 31,
	2022	2021
Current
Federal	$1,175,834	$—
State	325,880	—
Deferred
Federal	(2,077,550)	(1,085,134)
State	(429,855)	-
Change in valuation allowance	2,507,405	1,085,134
Income tax provision	$1,501,714	$-

Schedule of company's net deferred tax assets

	December 31,	December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryover	$-	$7,910
Start-up/organization costs	(2,507,405)	(1,093,044)
Total deferred tax assets	(2,507,405)	(1,085,134)
Valuation allowance	2,507,405	1,085,134
Deferred tax asset, net of allowance	$-	$-

Schedule of reconciliation of the total income tax provision tax rate to the statutory federal income tax rate

Statutory federal income tax rate	21.00%	21.00%
Cost allocated to warrants	0.00%	65.33%
Change in deferred offering costs	(0.15)%	0.00%
Change in fair value of warrant liabilities	(20.25)%	(456.14)%
Change in fair value of FPAs	0.66%	(19.43)%
Change in valuation allowance	6.82%	389.24%
Other	(0.84)%	0.00%
Effective tax rate	7.24%	0.00%